Segmentation of key figures (Details 3) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 124,015		$ 132,059
Total liabilities	(69,887)		(75,393)
Total equity	54,128	$ 50,589	56,666	$ 53,885	$ 50,977	$ 55,551
Net debt	28,547		24,481
Net operating assets	82,675		81,147
Property, plant and equipment	11,738		12,263
Goodwill	29,766		29,999
Intangible assets other than goodwill	34,818		36,809
Innovative Medicines
Disclosure of operating segments [line items]
Total assets	80,964		83,112
Total liabilities	(14,892)		(15,472)
Net operating assets	66,072		67,640
Property, plant and equipment	9,336		9,863
Goodwill	21,624		21,718
Intangible assets other than goodwill	33,287		35,121
Sandoz
Disclosure of operating segments [line items]
Total assets	16,659		16,825
Total liabilities	(3,715)		(3,786)
Net operating assets	12,944		13,039
Property, plant and equipment	1,916		1,849
Goodwill	8,135		8,274
Intangible assets other than goodwill	1,361		1,543
Corporate
Disclosure of operating segments [line items]
Total assets	26,392		32,122
Total liabilities	(51,280)		(56,135)
Net debt	28,547		24,481
Net operating assets	3,659		468
Property, plant and equipment	486		551
Goodwill	7		7
Intangible assets other than goodwill	$ 170		$ 145